Accounts and Other Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Accounts and Other Receivables
ACCOUNTS AND OTHER RECEIVABLES

As of December 31, 2017 and 2016, accounts and other receivables consisted of the following (in millions):

	December 31,
	2017	2016
SPL trade receivable	$185	$88
Other accounts receivable	6	2
Total accounts and other receivables	$191	$90

Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of SPL’s debt holders, SPL is required to deposit all cash received into reserve accounts controlled by the collateral trustee.  The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.